SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
Number of shares, outstanding, beginning balance	114,666	193,749
Weighted average grant date fair value, outstanding, beginning balance	$ 5.56	$ 6.09
Number of shares, granted	200,000	68,228
Weighted average grant date fair value, granted	$ 1.60	$ 4.25
Number of shares, vested and settled	(102,896)	(136,956)
Weighted average grant date fair value, vested and settled	$ 5.28	$ 5.55
Number of shares, forfeited and cancelled	(11,770)	(10,355)
Weighted average grant date fair value, forfeited and cancelled	$ 8.00	$ 6.91
Number of shares, outstanding, ending balance	200,000	114,666
Weighted average grant date fair value, outstanding, ending balance	$ 1.60	$ 5.56
Weighted average remaining contract term restricted stock outstanding	10 months 28 days	7 months 9 days